Goodwill and intangible assets (Identifiable Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-lived intangible assets:
Gross carrying amount	$ 17,905	$ 16,470
Accumulated amortization	(7,279)	(5,932)
Intangible assets, net	10,626	10,538
Indefinite-lived intangible assets:
Identifiable intangible assets	18,920	18,625
Accumulated amortization	(7,279)	(5,932)
Identifiable intangible assets, net	11,641	12,693
IPR&D [Member]
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	1,015	2,155
Developed product technology rights [Member]
Finite-lived intangible assets:
Gross carrying amount	12,310	10,826
Accumulated amortization	(4,996)	(4,155)
Intangible assets, net	7,314	6,671
Licensing rights [Member]
Finite-lived intangible assets:
Gross carrying amount	3,275	3,236
Accumulated amortization	(998)	(696)
Intangible assets, net	2,277	2,540
R&D technology rights [Member]
Finite-lived intangible assets:
Gross carrying amount	1,134	1,167
Accumulated amortization	(635)	(569)
Intangible assets, net	499	598
Marketing-related rights [Member]
Finite-lived intangible assets:
Gross carrying amount	1,186	1,241
Accumulated amortization	(650)	(512)
Intangible assets, net	$ 536	$ 729